Share-based Payments - Movements in Number of Restricted Share Units Dependent on Non-market Performance Condition Outstanding under 2006 and 2016 Incentive Award Plan and Related Weighted Average Fair Values (Detail) - RSUs dependent on non-market performance condition [member]
	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	924,049	884,590
Granted	295,441	362,795
Exercised	(293,769)	(304,822)
Forfeited	(40,264)	(18,514)
Ending balance	885,457	924,049	884,590
Weighted average fair value, Beginning balance	$ 44.25	$ 44.07
Exercisable	488,608
Weighted average fair value, Granted	$ 74.14	43.26
Weighted average fair value, Exercised	47.24	42.14
Weighted average fair value, Forfeited	56.52	51.26
Weighted average fair value, Ending balance	52.67	44.25	$ 44.07
Weighted average fair value, exercisable	45.53
Aggregate intrinsic value	75,698,000	$ 66,938,000	$ 38,020,000
Aggregate intrinsic value, exercisable	$ 41,771,000